Revenue - License and Collaboration Agreement (Details) $ in Thousands				1 Months Ended							12 Months Ended				24 Months Ended
	Jan. 23, 2023 USD ($)	Oct. 08, 2013 USD ($)	Dec. 21, 2011 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Jul. 31, 2021	Oct. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 item	Dec. 31, 2024 USD ($)
Revenue from license and collaboration agreements
Clinical Trial Related Costs											$ 135,652	$ 199,728	$ 255,935
Revenue from external customers											630,201	837,999	426,409
Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											128,008	83,087	57,057
Services-Commercialization of Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											52,485	48,608	41,275
Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers											471	481	507
Oncology/Immunology segment
Revenue from license and collaboration agreements
Revenue from external customers											363,365	528,616	163,844
Oncology/Immunology segment | Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											128,008	83,087	57,057
Oncology/Immunology segment | Services-Commercialization of Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											52,485	48,608	41,275
Oncology/Immunology segment | Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers											471	481	507
Other Ventures segment
Revenue from license and collaboration agreements
Revenue from external customers											266,836	309,383	262,565
PRC
Revenue from license and collaboration agreements
Revenue from external customers											452,413	484,895	426,409
License and collaboration agreement with Takeda Pharmaceutical
Revenue from license and collaboration agreements
Upfront payment											400,000
Regulatory approval milestone payments achieved											50,000
Net sales achieved by counter party											200,000
Commercial sales milestone payment achieved											$ 20,000
Percentage of transaction price allocated to licenses											62.00%
Percentage of transaction price allocated to other performance obligations											38.00%
Revenue from external customers											$ 177,789	353,104
License and collaboration agreement, revenue recognized, upfront payments											30,900				$ 310,900
License and collaboration agreement, revenue recognized, regulatory approval milestone											17,200				49,200
License and collaboration agreement, revenue recognized, commercial sales milestone											20,000				$ 20,000
License and collaboration agreement with Takeda Pharmaceutical | Manufacturing supply-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											51,378	5,053
License and collaboration agreement with Takeda Pharmaceutical | Manufacturing supply-Allocated from upfront payment
Revenue from license and collaboration agreements
Revenue from external customers											10,392	4,718
License and collaboration agreement with Takeda Pharmaceutical | Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers											18,949	33,892
License and collaboration agreement with Takeda Pharmaceutical | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers											25,384	28,494
License and collaboration agreement with Takeda Pharmaceutical | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											39,386	2,092
License and collaboration agreement with Takeda Pharmaceutical | Licensing-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers											32,300	278,855
License and collaboration agreement with Takeda Pharmaceutical | US
Revenue from license and collaboration agreements
Regulatory approval milestone payments achieved						$ 35,000
License and collaboration agreement with Takeda Pharmaceutical | JP
Revenue from license and collaboration agreements
Regulatory approval milestone payments achieved					$ 5,000
License and collaboration agreement with Takeda Pharmaceutical | Europe
Revenue from license and collaboration agreements
Regulatory approval milestone payments achieved				$ 10,000
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements
Maximum amount of series of payments expected to be received	$ 1,130,000	$ 86,500
Life cycle indications ("LCI") | item														3
Remaining per life cycle indication regulatory approval milestone payments									$ 20,000
Remaining regulatory approval milestone payments									$ 60,000
Increase of development and regulatory approval milestones for an initial indication								$ 10,000
Upfront payment											6,500
Percentage of transaction price allocated to licenses		90.00%
Percentage of transaction price allocated to other performance obligations		10.00%
Revenue from external customers											86,563	84,974	77,690
Development milestone payments achieved											40,000
License and collaboration agreement with Eli Lilly | Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											15,826	16,966	14,407
License and collaboration agreement with Eli Lilly | Services-Commercialization of Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											52,485	48,608	41,275
License and collaboration agreement with Eli Lilly | Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers											230	2,828	8,031
License and collaboration agreement with Eli Lilly | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers												12	23
License and collaboration agreement with Eli Lilly | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											18,022	16,560	13,954
License and collaboration agreement with Eli Lilly | Minimum
Revenue from license and collaboration agreements
Percentage of royalties		15.00%							15.00%
Threshold percentage of sales in provinces to promote									30.00%
License and collaboration agreement with Eli Lilly | Maximum
Revenue from license and collaboration agreements
Percentage of royalties		20.00%							29.00%
Threshold percentage of sales in provinces to promote									40.00%
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements
Series of payments			$ 140,000
Upfront payment											20,000
Clinical Trial Related Costs										$ 50,000
Revenue from external customers											43,612	43,901	51,681
Development milestone payments achieved				$ 6,000							46,000
First-sale milestone payment achieved											25,000
Percentage of transaction price allocated to license to savolitinib			95.00%
Percentage of transaction price allocated to research and development services			5.00%
License and collaboration agreement with AstraZeneca | Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											10,874	15,013	9,904
License and collaboration agreement with AstraZeneca | Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers											13,072	14,993	14,106
License and collaboration agreement with AstraZeneca | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers											333	77	361
License and collaboration agreement with AstraZeneca | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											13,633	$ 13,818	12,356
License and collaboration agreement with AstraZeneca | Licensing-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers											$ 5,700		$ 14,954
License and collaboration agreement with AstraZeneca | PRC
Revenue from license and collaboration agreements
Percentage of royalties							30.00%
License and collaboration agreement with AstraZeneca | Minimum | Outside of China
Revenue from license and collaboration agreements
Percentage of royalties, tier one			9.00%
License and collaboration agreement with AstraZeneca | Maximum | Outside of China
Revenue from license and collaboration agreements
Percentage of royalties, tier one			13.00%